Other Receivables	12 Months Ended
Dec. 31, 2020
Other Receivables [Abstract]
Other Receivables
Note 14—Other Receivables
Other receivables comprise following:

	2020	2019
	(EUR’000)
Other receivables
Deposits	1,375	1,463
Income tax receivables	778	1,473
VAT receivables	5,276	2,797
Other receivables	903	339

Total other receivables	8,332	6,072

Classified based on expected realization
Non-current assets	1,375	1,463
Current assets	6,957	4,609

Total other receivables	8,332	6,072